AB Tax-Aware Real Return Income Shares

Portfolio of Investments

January 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 72.7%
Long-Term Municipal Bonds – 70.8%
Alabama – 3.1%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc.(The))
4.00%, 12/01/50	$580	$659,298

Alaska – 2.4%
Alaska Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation Obligated Group)
4.00%, 4/01/33	445	512,391

Arizona – 3.9%
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Lease)
Series 2019A
5.00%, 7/01/34	390	498,588
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2019B
5.00%, 7/01/33	275	350,179

		848,767

Colorado – 3.1%
Weld County School District No.RE-2 Eaton
5.00%, 12/01/26-12/01/27	530	677,616

Connecticut – 9.7%
City of New Haven CT
Series 2017A
5.25%, 8/01/26	70	85,232
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group)
Series 2020A
5.00%, 7/01/34	515	662,666
Connecticut State Health & Educational Facilities Authority (Yale University)
Series 2019U
2.00%, 7/01/33	1,055	1,076,216
State of Connecticut
2020A
5.00%, 1/15/31	215	280,979

		2,105,093

Delaware – 4.1%
State of Delaware
3.00%, 3/01/28	850	886,788

District of Columbia – 3.0%
District of Columbia (District of Columbia Fed Hwy Grant)
5.00%, 12/01/31(a)	490	646,526

Florida – 3.9%
Florida State Board of Education (State of Florida)
	Principal Amount (000)	U.S. $ Value

Series 2019A
5.00%, 6/01/21	$690	$727,736
Greater Orlando Aviation Authority
Series 2019A
5.00%, 10/01/27	95	119,937

		847,673

Illinois – 6.1%
Illinois Finance Authority (Illinois Institute of Technology)
5.00%, 9/01/32	100	121,973
Illinois State Toll Highway Authority
5.00%, 1/01/25	550	654,038
Sales Tax Securitization Corp.
Series 2020A
5.00%, 1/01/26	270	326,044
State of Illinois
Series 2017D
5.00%, 11/01/27	175	210,336

		1,312,391

Kentucky – 3.6%
City of Ashland KY (Ashland Hospital Corp. Obligated Group)
5.00%, 2/01/27	100	121,089
Kentucky Public Energy Authority (Morgan Stanley)
Series 2019C
4.00%, 2/01/50	570	665,047

		786,136

Michigan – 1.5%
Michigan Finance Authority (City of Detroit MI Income Tax)
Series 2015F
4.50%, 10/01/29	100	111,579
Michigan State University
Series 2019C
5.00%, 8/15/32	160	209,662

		321,241

Missouri – 1.1%
Missouri Highway & Transportation Commission
Series 2019B
5.00%, 11/01/21	225	241,065

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 12/15/31	330	411,635

New York – 3.9%
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2019B
5.00%, 11/01/35	200	261,506
	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (One Bryant Park LLC)
2.80%, 9/15/69	$210	$218,181
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013E
5.00%, 3/15/21	355	371,213

		850,900

North Carolina – 2.0%
Raleigh Durham Airport Authority
Series 2020A
5.00%, 5/01/27(a)	340	426,231

Ohio – 3.0%
State of Ohio (State of Ohio Department of Transportation)
20192
5.00%, 12/15/24	545	650,610

Pennsylvania – 5.3%
City of Philadelphia PA
Series 2019B
5.00%, 2/01/30	155	201,447
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease)
2018
5.00%, 6/01/25	120	142,959
Lower Merion School District
2019B
5.00%, 4/01/23	710	800,816

		1,145,222

Texas – 0.5%
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC)
3.625%, 1/01/35(a) (b)	100	102,728

Virginia – 1.6%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates
2.65%, 6/15/36	100	106,335
Virginia College Building Authority (Virginia College Building Authority State Lease)
2019
5.00%, 2/01/26	190	235,302

		341,637

Washington – 3.8%
City of Seattle WA Municipal Light & Power Revenue
5.00%, 9/01/23	165	189,090
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/20	615	625,350

		814,440

	Principal Amount (000)	U.S. $ Value

West Virginia – 3.0%
State of West Virginia
Series 2019A
5.00%, 6/01/27	$515	$656,898

Wisconsin – 0.3%
UMA Education, Inc.
5.00%, 10/01/34(b)	50	58,414

Total Long-Term Municipal Bonds (cost $15,085,395)		15,303,700

Short-Term Municipal Notes – 1.9%
Missouri – 1.9%
Missouri Highway & Transportation Commission
Series 2019B
5.00%, 11/01/20 (cost $406,400)	395	407,060

Total Municipal Obligations (cost $15,491,795)		15,710,760

	Shares

SHORT-TERM INVESTMENTS – 27.2%
Investment Companies – 27.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(c) (d) (e) (cost $5,895,786)	5,895,786	5,895,786

Total Investments – 99.9% (cost $21,387,581)(f)		21,606,546
Other assets less liabilities – 0.1%		11,322

Net Assets – 100.0%		$21,617,868

CENTRALLY CLEARED INFLATION (CPI) SWAPS
				Rate Type

Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	2,600	12/24/29	1.978%	CPI#	Maturity	$(34,681)	$—	$(34,681)
USD	2,500	12/24/24	1.846%	CPI#	Maturity	(20,163)	—	(20,163)
USD	4,000	12/24/21	1.753%	CPI#	Maturity	(21,333)	—	(21,333)

						$(76,177)	$—	$(76,177)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	5,800	11/25/21	1.585%	3 Month LIBOR	Semi-Annual/Quarterly	$(13,281)	$—	$(13,281)
USD	5,300	1/23/23	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	(50,582)	—	(50,582)
USD	14,400	11/29/24	1.538%	3 Month LIBOR	Semi-Annual/Quarterly	(129,005)	—	(129,005)
USD	4,700	11/25/26	1.581%	3 Month LIBOR	Semi-Annual/Quarterly	(60,568)	—	(60,568)
USD	3,500	1/23/31	1.890%	3 Month LIBOR	Semi-Annual/Quarterly	(140,992)	—	(140,992)

$(394,428)	$—	$(394,428)

TOTAL RETURN SWAPS
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)

Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.25%	Maturity	USD	8,444	12/23/20	$107,923
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.25%	Maturity	USD	13,823	12/29/20	172,281
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.25%	Maturity	USD	8,505	1/23/21	84,107

						$364,311

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $161,142 or 0.7% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $583,506 and gross unrealized depreciation of investments was $(470,835), resulting in net unrealized appreciation of $112,671.

As of January 31, 2020, the Fund's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.0% and 0.0%, respectively.

Glossary:
LIBOR – London Interbank Offered Rates

AB Tax-Aware Real Return Income Shares

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$15,303,700	$—	$15,303,700
Short-Term Municipal Notes	—	407,060	—	407,060
Short-Term Investments	5,895,786	—	—	5,895,786

Total Investments in Securities	5,895,786	15,710,760	—	21,606,546
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	364,311	—	364,311
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(76,177)	—	(76,177)
Centrally Cleared Interest Rate Swaps	—	(394,428)	—	(394,428)

Total	$5,895,786	$15,604,466	$—	$21,500,252

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the two months ended January 31, 2020 is as follows:

Fund	Market Value 11/13/19(a) (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$18,820	$12,924	$5,896	$32
(a) Commencement of operations.